Exhibit 99.1

	Check if Registered	Name of Originator										Assets Pending
Name of Issuing Entity			Total Assets in ABS by Originator			Assets that Were Subject of Demand			Assets that Were Repurchased or Replaced			Repurchase or Replacement (within cure period)			Demand in Dispute			Demand Withdrawn			Demand Rejected
Asset Class: RMBS
			#	$	% of	#	$	% of	#	$	% of	#	$	% of	#	$	% of	#	$	% of	#	$	% of
					Principal			Principal			Principal			Principal			Principal			Principal			Principal
					Balance			Balance			Balance			Balance			Balance			Balance			Balance
Stanwich Mortgage Loan Trust, Series 2015-7(1) CIK# Not Applicable		Citi	807	42,355,222.53	100.00%	2	190,020.47	0.45%	1	8,262.47	0.02%	3	196,271.56	0.46%	0	-	0.00%	0	-	0.00%	0	-	0.00%
Stanwich Mortgage Loan Trust, Series 2015-8(2) CIK# Not Applicable		Altisource/ Truman/ Barclays	612	234,922,410.98	100.00%	0	-	0.00%	1	108,223.77	0.05%	2	1,409,350.58	0.60%	0	-	0.00%	0	-	0.00%	0	-	0.00%
Stanwich Mortgage Loan Trust, Series 2015-9(3) CIK# Not Applicable		Altisource/ Castle Peak	254	106,785,589.94	100.00%	0	-	0.00%	1	135,006.23	0.13%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%
Stanwich Mortgage Loan Trust, Series 2016-1 CIK# Not Applicable		Citi/ Barclays/ Freedom	1814	200,776,671.17	100.00%	1	5,703.61	0.00%	0	-	0.00%	1	5,703.61	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%
Stanwich Mortgage Loan Trust, Series 2016-6 CIK# Not Applicable		HUD	1481	301,542,495.74	100.00%	2	404,549.77	0.13%	0	-	0.00%	2	404,549.77	0.13%	0	-	0.00%	0	-	0.00%	0	-	0.00%

Total			4968	886,382,390.36	100.00%	5	600,273.85	0.07%	3	251,492.47	0.03%	8	2,015,875.52	0.23%	0	-	0.00%	0	-	0.00%	0	-	0.00%

(1) Two requests for repurchase of Series 2015-7 loans were made in the prior reporting period. One of these requests for repurchase from the prior reporting period was completed in this reporting period, while the other request remains pending. Two new requests for repurchase of Series 2015-7 loans were made in this reporting period, both of which are pending. Therefore there are a total of three pending requests related to Series 2015-7 loans in this reporting period.

(2) Three requests for repurchase of Series 2015-8 loans were made in the prior reporting period. One was completed in this reporting period; two remain pending. No new requests were made in this reporting period.

(3) One request for repurchase of a Series 2015-9 loan was made in the prior reporting period and completed in this reporting period. No new requests were made in this reporting period.